Income Taxes - Schedule of Expected Income Tax Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expected Income Tax Expenses [Line Items]
Income (loss) before income tax expense		$ 12,452,781	$ (50,834)	$ 212,850
Income tax (benefits) expenses at foreign taxes
Hong Kong statutory income tax rate		16.50%	16.50%	16.50%
Computed income tax expense (benefit) with Hong Kong statutory income tax rate		$ 2,054,709	$ (8,388)	$ 35,120
Hong Kong
Effect of tax concession				(383)
Effect of preferential tax rates in Hong Kong				(19,580)
Changes in valuation allowance		286,555
Income tax expenses (benefits)		159,132	(8,615)	16,123
Hong Kong [Member]
Hong Kong
Non-taxable income		(17)	(227)	(18)
Non-deductible expenses		654		984
Singapore [Member]
Hong Kong
Non-taxable income	[1]	(2,582,939)
Non-deductible expenses		5,729
Cayman Island [Member]
Hong Kong
Non-deductible expenses	[2]	393,559
BVI [Member]
Hong Kong
Non-deductible expenses		$ 882

[1]	Non-tax income for the year ended December 31, 2025 mainly represented unrealized gains on investment in equity securities, resulting from our holding in DV8 Public Company Limited.
[2]	Non-deductible expenses for the year ended December 31, 2025 primarily represented (i) unrealized losses on digital assets, net; (ii) unrealized losses on investment in equity securities, resulting from investment in ASP LLC; and (iii) the professional fees and other expenses incurred by foreign entities.